Right of Use Asset and Lease Liability - Schedule of maturity analysis - undiscounted contractual payments (Details)	Mar. 31, 2022 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 14,455,466
Less than 1 year [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,774,087
1 to 2 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,760,012
2 to 3 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,775,136
3 to 4 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,764,260
4 to 5 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,046,470
5 to 6 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	1,068,401
Beyond 6 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 267,100